SUPPLEMENT DATED JUNE 28, 2005

TO THE

STATEMENTS OF ADDITIONAL INFORMATION OF THE

FUNDS INDICATED BELOW

The information set forth under the heading “Independent Registered Public Accounting Firm” in the Statements of Additional Information of the Funds listed below is revised in its entirety to read as follows:

PricewaterhouseCoopers LLP (“PricewaterhouseCoopers”) served as each fund’s independent registered public accountants for the periods covered by the financial statements and financial highlights included or incorporated by reference in the Prospectus and SAI. The financial statements and financial highlights included or incorporated by reference for the funds in the Prospectus and SAI have been so incorporated by reference in reliance on the report of PricewaterhouseCoopers, given on the authority of that firm as experts in auditing and accounting. PricewaterhouseCoopers’ address is 300 Madison Avenue, New York, New York 10017.

As of June 17, 2005, KPMG LLP, independent registered public accounting firm, 757 Third Avenue, New York, N.Y. 10017, has been appointed as independent registered public accountant for each fund.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC	April 29, 2005

SALOMON BROTHERS VARIABLE SERIES FUNDS INC	April 29, 2005